Future Aggregate Minimum Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
2014	$ 489
2015	612
2016	639
2017	109
Total minimum lease payments	$ 1,849